S000079256 [Member] Investment Strategy - Regnan Sustainable Water and Waste Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in a global equity portfolio of companies the portfolio managers believe, based on such companies’ activities and public disclosures, have the potential to contribute solutions to global water- or waste-related challenges and which satisfy their criteria for possessing sustainable attributes (as described further below).
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have a material business involvement in water or waste solutions and that meet the portfolio managers’ sustainability criteria. The portfolio managers consider business involvement in water or waste solutions to be material if at least 50% of a company’s activities (as measured by sales, earnings, or similar metrics) are derived from a product or service in the water or waste value chain that addresses water or waste solutions. The water value chain is the range of activities implicated in the transport, management and use of water. The waste value chain is the range of activities implicated in the transport, storage and management of waste in any of its forms (whether liquid, solid or gas).
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Water solutions include, but are not limited to water production; water conditioning and desalination; water supply; water treatment, transport, and dispatching; treatment of wastewater; water infrastructure equipment and services; water-related construction; and related consulting and engineering services as well as other related services or industries.

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Waste solutions include, but are not limited to waste collection, transporting, sorting, and recycling; sewage treatment plants; hazardous waste management; air filtering and cleaning; sanitization; site remediation; pollution prevention and control; sustainable packaging; environment planning; as well as consulting, engineering and other services related to the foregoing.

The portfolio managers monitor around 350 companies that make up the Fund’s current investment universe and seek to identify companies along the water and waste value chains that, in their opinion, provide solutions to global water‑or waste-related challenges. The portfolio managers consider water-related challenges to include but not be limited to: improving access to drinking water, repairing and maintaining water transportation infrastructure and advancing water treatment processes. The portfolio managers consider waste-related challenges to include but not be limited to: improving waste management safety and efficiency and finding sustainable solutions to capacity constraints relating to the management of waste in any of its forms.
The portfolio managers analyze specific companies through a rigorous stock-selection process that simultaneously combines bottom‑up analysis of business quality, a valuation assessment of absolute upside potential and ESG research to construct a portfolio that normally holds between 35 and 50 stocks. The bottom‑up analysis includes considerations such as revenue model analysis, profit analysis, history of cash generation, and balance sheet assessment to assess the valuation and appropriateness of candidates for inclusion in the portfolio. In identifying potential investments, the portfolio managers ordinarily look for companies that exhibit some or all of the following characteristics: a focus on the waste and water investment theme, a strong market position of such company within its sector, a sustainable business model, high quality management, a strong balance sheet, including the company’s ability to satisfy its short-term liabilities, and a demonstrated history of cash generation. The investment process does not target any particular allocation as between water solutions and waste solutions, and the mix of investments as between those two themes can vary significantly over time. The portfolio managers typically intend to hold investments for 3‑5 years or more. Although the Fund is a global, unconstrained Fund which can invest in emerging markets and frontier markets as well as developed markets— and while the Fund does not apply a minimum or maximum limit on exposure to any single country—it is expected that the majority of the Fund’s holdings will be located in developed markets. The Fund has the flexibility to invest in companies at any market capitalization.
ESG Screening
The portfolio managers apply an enhanced principles-based ESG exclusion policy to screen out certain companies or practices based on specific ESG criteria they identify. A norms-based screening component excludes any company which the portfolio managers consider to have failed to conduct its business in accordance with accepted international norms, as set out in the United Nations Global Compact (including human rights, labor rights, environment, and anti-corruption). Additionally, a negative screening component excludes companies which have exposure to certain sectors, issuers or securities.
Sustainability
The portfolio managers then use both quantitative and qualitative factors to form an assessment of a company’s “sustainable” attributes, including for example audit data, workplace health and safety and remuneration. A company is considered to maintain sustainable attributes where the company meets minimum standards of environmental, social and governance (“ESG”) risk and sustainability management, as assessed by the portfolio managers. The portfolio managers will invest a minimum of 70% of the Fund’s net assets in companies which are maintaining sustainable attributes and a maximum of 30% of the Fund’s net assets in companies which demonstrate improving sustainable attributes.
This sustainability assessment uses a combination of measurements, including, but not limited to, ESG ratings provided by Morgan Stanley Capital International (“MSCI”) and the Adviser’s proprietary internal sustainability ratings. The Adviser assigns a score from 1‑5 for each ESG factor (“E,” “S” and “G”) based on its assessment of the extent to which sustainability management contributes to sustained value creation and aggregates the “E”, “S”, and “G” factor scores to calculate a company’s overall score.
Companies rated BBB and above on MSCI’s ESG ratings are defined by the Adviser as maintaining sustainable attributes. Where an MSCI ESG rating is not available, companies rated above 2.5 by the Adviser’s proprietary rating system are defined as maintaining sustainable attributes. For the remaining companies, the Adviser assigns each such company a momentum assessment classification (“stable”, “improving” or “weakening”) to indicate the expected direction of change in the company’s overall ESG score. Companies classified as improving and companies which, in the view of the Adviser, demonstrate the potential for improvement and are collectively defined by the portfolio managers as demonstrating improving sustainable attributes.
The portfolio managers will seek to sell an investment if one of the following conditions has been met: (1) a change or development invalidates the investment case or implies the company would no longer pass the sustainability assessment, (2) they have identified a company that they believe offers a better solution to global water- or waste-related challenges or that they believe has a valuation that offers better risk-reward, (3) their trust in the company is damaged and/or the company is no longer willing to engage, or (4) the portfolio managers perceive that their long-term investment thesis for the holding is no longer valid.
Although the Fund does not expect to invest significantly in derivative instruments and generally does not hedge currency, it may do so at any time depending on market performance.
The Fund may invest in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may also participate in initial public offerings (“IPOs”).